FAIR VALUE	12 Months Ended
Dec. 25, 2021
FAIR VALUE

B.FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value. Assets and liabilities measured at fair value are as follows:

	December 25, 2021				December 26, 2020
	Quoted	Prices with			Quoted	Prices with
	Prices in	Other	Prices with		Prices in	Other	Prices with
	Active	Observable	Unobservable		Active	Observable	Unobservable
	Markets	Inputs	Inputs		Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Money market funds	$19	$9,392	$—	$9,411	$19	$4,643	$—	$4,662
Fixed income funds	1,668	16,910	—	18,578	246	16,224	—	16,470
Treasury securities	342	—	—	342	—	—	—	—
Equity securities	20,163	—	—	20,163	12,602	—	—	12,602
Alternative investments	—	—	3,785	3,785	—	—	2,040	2,040
Mutual funds:
Domestic stock funds	10,910	—	—	10,910	8,088	—	—	8,088
International stock funds	1,687	—	—	1,687	1,440	—	—	1,440
Target funds	23	—	—	23	114	—	—	114
Bond funds	146	—	—	146	147	—	—	147
Alternative funds	483	—	—	483	482	—	—	482
Total mutual funds	13,249	—	—	13,249	10,271	—	—	10,271
Total	$35,441	$26,302	$3,785	$65,528	$23,138	$20,867	$2,040	$46,045
Assets at fair value	$35,441	$26,302	$3,785	$65,528	$23,138	$20,867	$2,040	$46,045

From the assets measured at fair value as of December 25, 2021, listed in the table above, $9.0 million of money market funds are held in Cash and Cash Equivalents, $36.5 million of mutual funds, equity securities, and alternative investments are held in Investments, $0.7 million of money market and mutual funds are held in Other Assets for our deferred compensation plan, and $18.9 million of fixed income funds and $0.4 million of money market funds are held in Restricted Investments.

We maintain money market, mutual funds, bonds, and/or stocks in our non-qualified deferred compensation plan and our wholly owned licensed captive insurance company, and assets held in financial institutions. These funds are valued at prices quoted in an active exchange market and are included in "Cash and Cash Equivalents", "Investments", "Other Assets", and “Restricted Investments.” We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

During 2018, we purchased a private real estate income trust which is valued as a Level 3 asset and is categorized as an “Alternative Investment.”

In accordance with our investment policy, our wholly-owned company, Ardellis Insurance Ltd. ("Ardellis"), maintains an investment portfolio, totaling $55.4 million as of December 25, 2021, consisting of domestic and international stocks, alternative investments, and fixed income bonds.

Ardellis’ available for sale investment portfolio, including funds held with the State of Michigan, consists of the following (in thousands):

	December 25, 2021			December 26, 2020
		Unrealized			Unrealized
	Cost	Gain	Fair Value	Cost	Gain	Fair Value
Fixed Income	$18,169	$409	$18,578	$15,325	$1,145	$16,470
Treasury Securities	342	—	342	—	—	—
Equity	15,196	4,967	20,163	9,787	2,815	12,602
Mutual Funds	9,222	3,325	12,547	8,235	1,430	9,665
Alternative Investments	3,003	782	3,785	1,904	136	2,040
Total	$45,932	$9,483	$55,415	$35,251	$5,526	$40,777

Our fixed income investments consist of a blend of US Government and Agency bonds and investment grade corporate bonds with varying maturities.  Our equity investments consist of small, mid, and large cap growth and value funds, as well as international equity. Our alternative investments consist of the private real estate income trust which is valued as a Level 3 asset.  The net pre-tax unrealized gain was $9.5 million for the year ended December 25, 2021. Carrying amounts above are recorded in the investments and restricted investments line items within the balance sheet as of December 25, 2021 and December 26, 2020.